Cash, Cash Equivalents, and Restricted Cash	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents, and Restricted Cash
NOTE 3 — Cash, Cash Equivalents, and Restricted Cash
Cash, cash equivalents, and restricted cash consisted of the following:

	March 31, 2022	December 31, 2021
Cash and cash equivalents	$35,389	$28,565
Restricted cash	37,224	130

	$72,613	$28,695

The March 31, 2022 restricted cash balance includes $37,066 of cash maintained in escrow related to Forward Share Purchase Agreements (“FPAs”). The cash will be released upon: (i) sale of the underlying shares by the
FPA-holding
shareholders into the open market, thus relieving Leafly of its contingent liability to repurchase the respective shares, in which case the cash is released to Leafly; or (ii) the
FPA-holding
shareholders exercising their rights to put the respective shares to Leafly, in which case the cash is released to the FPA holders. Additional information regarding the FPAs is included in Notes 13, 20, and 21.

NOTE 3 — Cash, Cash Equivalents, and Restricted Cash
Cash, cash equivalents, and restricted cash consist of the following:

	December 31, 2021	December 31, 2020
Cash and cash equivalents	$28,565	$4,818
Restricted cash	130	116

	$28,695	$4,934